Expense Example {- Fidelity Freedom® 2055 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2055 Fund - Fidelity Freedom 2055 Fund - Retail Class	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930